Securities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Sales of securities available for sale
Proceeds	$ 21,539	$ 26,133
Gross gains	166	203
Gross losses	$ (67)	$ (98)